License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 USD ($) shares	Sep. 30, 2014 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Schedule Of License Agreements
Shares issued | shares		313,971
Accrued license fees payable	£ 350			$ 0		$ 205
Product Sales | Minimum
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					£ 1,000
Product Sales | Maximum
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					18,500
UCL Business plc
Schedule Of License Agreements
Shares issued | shares			1,497,643
Payment of upfront fees (usd/gbp per share)	£ 1,500	$ 300
UCL Business plc | Clinical Activities
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					180
UCL Business plc | Regulatory Approval
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					37,500
UCL Business plc | Product Sales
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					18,000
UCL Business plc | Net Sales Levels
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					£ 51,000